Trade and other receivables -Summary of detailed information about trade and other receivables (Detail) - USD ($) $ in Thousands	Nov. 30, 2022	Nov. 30, 2021
Schedule of Detailed Information About Trade and Other Receivables [Abstract]
Trade receivables	$ 10,659	$ 9,261
Sales taxes receivable	538	243
Other receivables	848	983
Total	$ 12,045	$ 10,487